Total
Monetta Fund
Monetta Fund
Investment Objective
The Monetta Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Monetta Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Monetta Fund | Monetta Fund	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monetta Fund Monetta Fund
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.41%	[1]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Monetta Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Monetta Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Monetta Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Monetta Fund | Monetta Fund | USD ($)	144	446	771	1,691

Portfolio Turnover
The Monetta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Monetta Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Monetta Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Monetta Fund was 62% of the average value of its portfolio.

Principal Investment Strategies
The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although Monetta Financial Services, Inc. (the “Adviser”) expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500® Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical, and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser’s investment decisions for the Monetta Fund’s growth style of investing are based on the Adviser’s review of a company’s financial statements and other factors, including competitive landscape and recent product announcements. The Adviser also reviews quarterly earnings reports with an emphasis on management guidance. The Adviser generally seeks to invest in companies with positive long-term earnings growth expectations and that the Adviser believes have favorable short-term technical and/or market factors, including price and volume trends, relative strength, and institutional interest. The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume, and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.

Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments. From time to time, the Fund may focus its investments in a particular sector, including the technology sector.

Principal Risks
Although every effort is made to achieve the Monetta Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

•
ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.

•
Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.

•
Management Risk. The Adviser’s investment strategy may not achieve the Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may be subject to a higher tax liability. High portfolio turnover also results in greater transaction costs, which may reduce the Fund’s performance.

•	Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.

•	Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.

•
Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.

•
Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.

•
Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.

•
Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

•
Market and Geopolitical Risk.  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

•
Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time.  Economic, legislative or regulatory developments may occur that significantly affect the sector.  This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

Performance
The following bar chart and table show some indication of the risks of investing in the Monetta Fund. The bar chart shows the changes in the Fund’s performance from year to year. Also shown are the Monetta Fund’s highest and lowest quarterly returns. The table below shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1‑800-MONETTA.

MONETTA FUND (MONTX) Calendar Year Total Returns (before taxes)

Highest Quarterly Return	17.65% (Quarter ended September 30, 2010)	Lowest Quarterly Return	-20.76% (Quarter ended September 30, 2011)

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Monetta Fund	Label	1 Year	5 Years	10 Years
S&P 500® (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%
Monetta Fund	Return Before Taxes	28.30%	10.28%	10.74%
Monetta Fund | After Taxes on Distributions	Return After Taxes on Distributions	28.30%	8.74%	9.38%
Monetta Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.75%	7.78%	8.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.

Monetta Core Growth Fund
Monetta Core Growth Fund
Investment Objective
The Monetta Core Growth Fund (the “Core Growth Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Monetta Core Growth Fund | Monetta Core Growth Fund	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monetta Core Growth Fund Monetta Core Growth Fund
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.29%	[1]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Core Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Core Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Growth Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Monetta Core Growth Fund | Monetta Core Growth Fund | USD ($)	131	409	708	1,556

Portfolio Turnover
The Core Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Growth Fund’s performance. During the most recent fiscal year, the Core Growth Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
The Core Growth Fund employs a “core-plus” investment approach, which includes an active and passive component. For the Fund’s “passive” component of its strategy, the Fund invests approximately 50% of its assets in exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Index”) or other broad-based market indices that primarily include stocks of large capitalization U.S. companies. For the Fund’s “active” component, the balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and is diversified among industries and market sectors. However, the Adviser will primarily seek to invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion) that the Adviser considers to be high quality, well-known companies that produce products or provide services that are recognized by many investors.

In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, a competitive advantage, and an established and experienced management team. The Adviser also considers price direction, volume, and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Core Growth Fund’s portfolio. While the Adviser expects that the Fund’s assets will usually be invested approximately 50% in funds (passive component) and 50% in direct investments (active component), these percentages may vary significantly from time to time due to market conditions. The Fund intends to invest at least 30% of its assets in each component under normal market conditions. The Fund may invest up to 10% of its assets in foreign stocks, primarily through American Depositary Receipts (“ADRs”).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations. Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends, and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.

The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments.

Principal Risks
Although every effort is made to achieve the Core Growth Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

•
ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.

•
Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.

•
Management Risk. The Adviser’s investment strategy may not achieve the Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

•	Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.

•	Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.

•
Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.

•
ETF Risk. ETFs are subject to substantially the same risks as those of their underlying securities or other investments held by the ETF, and investments in ETFs will result in the Fund’s shareholders indirectly bearing a proportionate share of the ETFs’ operating expenses, in addition to the direct expenses of the Fund. Because the value of ETF shares depends on the demand in the market, ETF shares may trade at a discount or premium to the ETF’s net asset value per share.

•
Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.

•
Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.

•
Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

•
Market and Geopolitical Risk.  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

•
Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time.  Economic, legislative or regulatory developments may occur that significantly affect the sector.  This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

Performance
The following bar chart and table show the risks of investing in the Core Growth Fund. The bar chart shows the changes in the Core Growth Fund’s performance from year to year. Also shown are the Core Growth Fund’s highest and lowest quarterly returns. The table below shows the Core Growth Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Core Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Core Growth Fund will perform in the future. Updated performance is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

CORE GROWTH FUND (MYIFX) Calendar Year Total Returns (before taxes)

Highest Quarterly Return	14.70% (Quarter ended March 31, 2019)	Lowest Quarterly Return	-15.10% (Quarter ended December 31, 2018)

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Monetta Core Growth Fund	Label	1 Year	5 Years	10 Years
S&P 500® (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%
Monetta Core Growth Fund	Return Before Taxes	32.58%	11.54%	13.73%
Monetta Core Growth Fund | After Taxes on Distributions	Return After Taxes on Distributions	30.34%	9.30%	12.35%
Monetta Core Growth Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.78%	8.78%	11.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.